Description of Business, Organization, and Basis of Presentation (Details) - Schedule of Investments in the Consolidated VIEs - Variable Interest Entities [Member]	12 Months Ended
Dec. 31, 2023
No. 50 Jinghua Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC September 9, 2014
Principal activities	Micro credit
Bohai Trust Shenfanlian Micro Finance Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC September 14, 2016
Principal activities	Micro credit
Bohai Huihe SME Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC September 29, 2017
Principal activities	Micro credit
Beijing Fanhua Micro-credit Company Limited [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC August 10, 2012
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC July 18, 2018
Principal activities	Micro credit
Bohai Trust No.1 Huiying Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC September 10, 2018
Principal activities	Micro credit
Bohai Trust No.2 Shenzhen Fanhua United Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC November 28, 2018
Principal activities	Micro credit
Jinghua Structured Fund 1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC May 8, 2019
Principal activities	Micro credit
Hunan Structured Fund 2019-1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC September 23, 2019
Principal activities	Micro credit
Hunan Structured Fund 2019-2 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC September 23, 2019
Principal activities	Micro credit
Shaanxi International Xinglong Structured Fund 1-1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC November 6, 2019
Principal activities	Micro credit
Shaanxi International Xinglong Structured Fund 2-1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC September 24, 2019
Principal activities	Micro credit
No. 50 Jinghua Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC April 26, 2019
Principal activities	Micro credit
No. 70 Jinghua Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC December 25, 2020
Principal activities	Micro credit
Shaanxi International Xinglong Structured Fund 22-1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC June 22, 2020
Principal activities	Micro credit
No. 74 Jinghua Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC November 26, 2020
Principal activities	Micro credit
Hunan Structured Fund 2020-1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC December 8, 2020
Principal activities	Micro credit
Shaanxi International Xinglong Structured Fund 2-2 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC January 26, 2021
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 30-X [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC March 17, 2021
Principal activities	Micro credit
Bohai Trust 2020 Pucheng No. 75 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC July 15, 2021
Principal activities	Micro credit
Guomin Tianshu Structured Fund 2-1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC August 31, 2021
Principal activities	Micro credit
ShenzhenShenzhen Fanshu Information Technology Advisory Partnership (Limited Partnership). Fanshu Information Technology Advisory Partnership (Limited Partnership). [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC August 27, 2021
Principal activities	Micro credit
Shenzhen Lianshu Economic Information Technology Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC August 27, 2021
Principal activities	Micro credit
Shenzhen Ruishu Economic Information Technology Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC September 30, 2021
Principal activities	Micro credit
Tianjin Ninghua Economic Information Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC November 1, 2021
Principal activities	Micro credit
Shenzhen Shengshu Information Technology Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC November 2, 2021
Principal activities	Micro credit
Shenzhen Chengshu Information Technology Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC November 29, 2021
Principal activities	Micro credit
Shenzhen Xuanshu Information Technology Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC November 29, 2021
Principal activities	Micro credit
Tianjin Juehua Economic Information Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC December 20, 2021
Principal activities	Micro credit
Zhongrong Yuanshuo No.1 Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC September 29, 2021
Principal activities	Micro credit
Guangzhou Mingsheng Capital Management Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	The PRC January 11, 2022
Principal activities	Micro credit
Tianjin Baihua Economic Information Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC January 19, 2022
Principal activities	Micro credit
Bohai Trust 2021 Pucheng No. 83 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC January 25, 2022
Principal activities	Micro credit
Zhongrong Yuanshuo No.2 Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC February 18, 2022
Principal activities	Micro credit
Shenzhen Huashu Information Technology Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC February 22, 2022
Principal activities	Micro credit
Shenzhen Leshu Information Technology Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC April 7, 2022
Principal activities	Micro credit
Zijin No.3 Business Acceleration Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC April 25, 2022
Principal activities	Micro credit
Zhongliang Hongrui No.1 Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC May 19, 2022
Principal activities	Micro credit
Zhongrong Yuanshuo No.3 Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC July 26, 2022
Principal activities	Micro credit
Tianjin Pinhua Economic Information Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC October 10, 2022
Principal activities	Micro credit
Shenzhen Zeshu Information Technology Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC November 19, 2022
Principal activities	Micro credit
Hunan Caixin - Zhongliang - Hongxin Universal Benefit No. 1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC February 7, 2023
Principal activities	Micro credit
Shenzhen Mingshu Information Technology Advisory Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC April 13, 2023
Principal activities	Micro credit
No.51 Jinghua Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC June 29, 2023
Principal activities	Micro credit
No.2 Jinghua Structured Fund [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC July 7, 2023
Principal activities	Micro credit
Guangzhou Ming Hao Investment Partnership (Limited Partnership) [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC Augus 28, 2023
Principal activities	Micro credit
Zhongliang Trust Plan- Hongjun No. 1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC September 7, 2023
Principal activities	Micro credit
Zhongliang Trust Plan-Honghao No. 1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC September 7, 2023
Principal activities	Micro credit
Zhongliang Trust Plan- Hongmeng No. 1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC November 15, 2023
Principal activities	Micro credit
Zhongliang Trust Plan- Hongji No. 1 [Member]
Schedule of Investments in the Consolidated VIEs [Line Items]
Place and date of incorporation/ establishment	the PRC December 25, 2023
Principal activities	Micro credit